Concentrations (Details) - Schedule of total accounts receivable - USD ($)	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Accounts Receivable, Noncurrent, Credit Quality Indicator [Line Items]
Accounts receivable	$ 3,034,909	$ 82,979
Accounts receivable percentage	46.00%	72.00%
Customer A [Member]
Accounts Receivable, Noncurrent, Credit Quality Indicator [Line Items]
Accounts receivable	$ 2,390,789
Accounts receivable percentage	36.00%
Customer B [Member]
Accounts Receivable, Noncurrent, Credit Quality Indicator [Line Items]
Accounts receivable	$ 644,120
Accounts receivable percentage	10.00%
Customer C [Member]
Accounts Receivable, Noncurrent, Credit Quality Indicator [Line Items]
Accounts receivable		$ 44,961
Accounts receivable percentage		39.00%
Customer D [Member]
Accounts Receivable, Noncurrent, Credit Quality Indicator [Line Items]
Accounts receivable		$ 22,622
Accounts receivable percentage		20.00%
Customer E [Member]
Accounts Receivable, Noncurrent, Credit Quality Indicator [Line Items]
Accounts receivable		$ 15,396
Accounts receivable percentage		13.00%